Retail | Fidelity Advisor Limited Term Bond Fund
Fund Summary Fund/Class: Fidelity Advisor® Limited Term Bond Fund/Fidelity® Limited Term Bond Fund
Investment Objective
The fund seeks to provide a high rate of income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Fidelity Advisor Limited Term Bond Fund Fidelity Limited Term Bond Fund
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Retail Fidelity Advisor Limited Term Bond Fund Fidelity Limited Term Bond Fund
Management fee		0.31%
Distribution and/or Service (12b-1) fees		none
Other expenses	[1]	0.15%
Total annual operating expenses		0.46%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Retail Fidelity Advisor Limited Term Bond Fund Fidelity Limited Term Bond Fund
1 year	47
3 years	148
5 years	258
10 years	579

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to the Fidelity Limited Term Composite Index℠.
  Normally maintaining a dollar-weighted average maturity between two and five years.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Potentially investing in lower-quality debt securities.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to October 30, 2013, the fund was named Fidelity Advisor Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for the class of shares offered through this prospectus after the class has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Institutional Class, a class of shares of the fund that is not offered through this prospectus. Fidelity® Limited Term Bond Fund would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Limited Term Bond Fund's returns would differ from Institutional Class's returns only to the extent that the classes do not have the same expenses.

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.02%	June 30, 2009
Lowest Quarter Return	-3.57%	December 31, 2008
Year-to-Date Return	1.67%	September 30, 2014

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2013
Average Annual Total Returns Retail Fidelity Advisor Limited Term Bond Fund		Past 1 year	Past 5 years	Past 10 years
Institutional Class Return Before Taxes	[1]	(0.20%)	7.13%	4.07%
Institutional Class Return After Taxes on Distributions	[1]	(1.08%)	5.94%	2.70%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.11%)	5.12%	2.64%
Barclays® U.S. 1-5 Year Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		0.28%	2.86%	3.41%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)		(0.86%)	3.96%	4.09%
Fidelity Limited Term Composite Index℠ (reflects no deduction for fees, expenses, or taxes)		(0.26%)	4.09%	4.15%
[1]	The returns shown above are for Institutional Class, a class of shares of the fund that is not offered through this prospectus. Fidelity Limited Term Bond Fund would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Limited Term Bond Fund's returns would differ from Institutional Class's returns only to the extent that the classes do not have the same expenses.

Effective October 30, 2013, the fund began comparing its performance to the Barclays® U.S. 1-5 Year Government/Credit Bond Index rather than the Barclays® U.S. Intermediate Government/Credit Bond Index because the Barclays U.S. 1-5 Year Government/Credit Bond Index conforms more closely to the fund's revised investment policies. The fund also began comparing its performance to the Fidelity Limited Term Composite Index℠.

[1]	The returns shown above are for Institutional Class, a class of shares of the fund that is not offered through this prospectus. Fidelity® Limited Term Bond Fund would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Limited Term Bond Fund's returns would differ from Institutional Class's returns only to the extent that the classes do not have the same expenses.